10-K Investments - Schedule of Amortized Cost and Fair Value of Fixed Maturity Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized Cost	$ 721,782	$ 569,013	$ 258,014
Gross Unrealized Gains	1,059	1,400	63
Gross Unrealized Losses	(16,642)	(15,789)	(21,189)
Fair Value	706,199	554,624	236,888
Fair Value			236,888
U.S. government and government agency
Marketable Securities [Line Items]
Amortized Cost	298,225	252,294	31,192
Gross Unrealized Gains	50	579	1
Gross Unrealized Losses	(495)	(332)	(614)
Fair Value	297,780	252,541
Fair Value			30,579
State and municipal
Marketable Securities [Line Items]
Amortized Cost	56,978	55,984	56,305
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(5,472)	(5,264)	(7,247)
Fair Value	51,506	50,720	49,058
Fair Value			49,058
Commercial mortgage-backed securities
Marketable Securities [Line Items]
Amortized Cost	41,970	26,573	19,725
Gross Unrealized Gains	19	29	0
Gross Unrealized Losses	(1,083)	(1,166)	(1,456)
Fair Value	40,906	25,436	18,268
Fair Value			18,269
Residential mortgage-backed securities
Marketable Securities [Line Items]
Amortized Cost	148,670	79,032	50,965
Gross Unrealized Gains	827	680	55
Gross Unrealized Losses	(5,637)	(5,010)	(5,346)
Fair Value	143,860	74,702	45,674
Fair Value			45,674
Asset-backed securities
Marketable Securities [Line Items]
Amortized Cost	54,650	42,964	26,645
Gross Unrealized Gains	100	32	4
Gross Unrealized Losses	(858)	(963)	(1,589)
Fair Value	53,892	42,033	25,061
Fair Value			25,060
Corporate
Marketable Securities [Line Items]
Amortized Cost	121,289	112,166	73,182
Gross Unrealized Gains	63	80	3
Gross Unrealized Losses	(3,097)	(3,054)	(4,937)
Fair Value	$ 118,255	$ 109,192	68,247
Fair Value			$ 68,248